Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The registrant is filing this amendment to its filing on Form N-CSR for the period ended February 28, 2026, which was originally filed with the Securities and Exchange Commission on May 7, 2026 (Accession Number 0000908695-26-000012), solely to update the responses to Item 4(g). No other changes have been made to the initial Form N-CSR filing, and this amended filing does not amend, update or change any other items or disclosures found in the initial Form N-CSR filing.
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000220628
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Class A
Trading Symbol	UXABX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection within the hospital sector.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Security selection within the A and BBB rating categories.

  Security selection within state and local city municipality sector.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 407,207,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,232,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$407,207
Number of Holdings	153
Investment Advisory Fees	$1,232
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Special Tax	2.9%
Water	3.3%
Higher Education	4.4%
Nursing Homes	5.5%
Transportation	8.6%
Airport	10.3%
Education	11.3%
School District	12.3%
General Obligation	15.8%
Medical	16.6%

C000034886
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Fund Shares
Trading Symbol	USCBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection within the hospital sector.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Security selection within the A and BBB rating categories.

  Security selection within state and local city municipality sector.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 407,207,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,232,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$407,207
Number of Holdings	153
Investment Advisory Fees	$1,232
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Special Tax	2.9%
Water	3.3%
Higher Education	4.4%
Nursing Homes	5.5%
Transportation	8.6%
Airport	10.3%
Education	11.3%
School District	12.3%
General Obligation	15.8%
Medical	16.6%

C000220629
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Institutional Shares
Trading Symbol	UCBIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection within the hospital sector.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Security selection within the A and BBB rating categories.

  Security selection within state and local city municipality sector.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 407,207,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,232,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$407,207
Number of Holdings	153
Investment Advisory Fees	$1,232
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Special Tax	2.9%
Water	3.3%
Higher Education	4.4%
Nursing Homes	5.5%
Transportation	8.6%
Airport	10.3%
Education	11.3%
School District	12.3%
General Obligation	15.8%
Medical	16.6%

C000114652
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Aggressive Fund
Class Name	Fund Shares
Trading Symbol	UCAGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Cornerstone Aggressive Fund, Fund Shares - $24,835	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Aggressive Composite Index - $28,502
2/16	$10,000	$10,000	$10,000
2/17	$11,636	$12,208	$11,903
2/18	$13,136	$14,502	$13,531
2/19	$12,976	$14,380	$13,722
2/20	$13,162	$14,939	$14,433
2/21	$15,980	$19,458	$18,038
2/22	$17,228	$20,977	$19,190
2/23	$16,128	$19,244	$17,733
2/24	$18,600	$23,698	$20,837
2/25	$20,352	$27,268	$23,485
2/26	$24,835	$33,863	$28,502

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	22.02%Footnote Reference	9.22%	9.52%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Aggressive Composite Index	21.37%	9.58%	11.04%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 459,796,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 2,499,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$459,796
Number of Holdings	387
Investment Advisory Fees	$2,499
Portfolio Turnover	79%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Vanguard FTSE Developed Markets ETF	5.8%
Schwab Fundamental International Equity ETF	5.7%
VictoryShares Core Intermediate Bond ETF	5.7%
iShares Core S&P 500 ETF	5.2%
VictoryShares Core Plus Bond ETF	4.9%
VictoryShares Free Cash Flow Growth ETF	4.6%
Vanguard FTSE Emerging Markets ETF	2.8%
VictoryShares International Free Cash Flow ETF	2.6%
Vanguard Total Stock Market ETF	2.6%
NVIDIA Corp.	2.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	43.5%
Common Stocks	33.9%
Affiliated Fixed-Income Exchange-Traded Funds	11.8%
Affiliated Equity Exchange-Traded Funds	10.5%

C000114650
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Conservative Fund
Class Name	Fund Shares
Trading Symbol	USCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s allocation to market neutral alternative investments and gold mining stocks added to performance.

  The Fund’s exposure to asset backed fixed income securities outperformed.

  Security selection within developed international equities helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  The Fund’s shorter duration holdings in investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Cornerstone Conservative Fund, Fund Shares - $16,967	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,703	Cornerstone Conservative Composite Index - $15,664
2/16	$10,000	$10,000	$10,000
2/17	$11,068	$10,320	$10,693
2/18	$11,555	$10,420	$11,128
2/19	$11,725	$10,753	$11,439
2/20	$12,755	$11,964	$12,546
2/21	$13,824	$12,219	$13,507
2/22	$13,928	$11,885	$13,442
2/23	$13,045	$10,780	$12,289
2/24	$14,120	$11,217	$13,185
2/25	$15,269	$11,924	$14,218
2/26	$16,967	$12,703	$15,664

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	11.12%	4.18%	5.43%
Bloomberg U.S. Universal Index	6.53%	0.78%	2.42%
Cornerstone Conservative Composite Index	10.17%	3.01%	4.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 251,034,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$251,034
Number of Holdings	26
Investment Advisory Fees	$-
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Victory Core Plus Bond Fund, Institutional Shares	22.8%
VictoryShares Short-Term Bond ETF	13.2%
Victory Government Securities Fund, Institutional Shares	11.5%
VictoryShares Core Intermediate Bond ETF	10.8%
Victory Income Fund, Institutional Shares	7.3%
Victory Market Neutral Income Fund, Class I	5.6%
Victory 500 Index Fund, Reward Shares	4.6%
Victory High Income Fund, Institutional Shares	4.2%
Victory International Fund, Institutional Shares	3.4%
VictoryShares International Value Momentum ETF	2.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Mutual Funds	45.8%
Affiliated Equity Mutual Funds	16.9%
Affiliated Fixed-Income Exchange-Traded Funds	24.0%
Affiliated Equity Exchange-Traded Funds	12.5%

C000114653
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Equity Fund
Class Name	Fund Shares
Trading Symbol	UCEQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to gold mining stocks added to performance.

  Security selection within developed international equities contributed positively to performance.

Top detractors to performance:

  The Fund’s slight underweight to emerging market equities hurt performance.

  Security selection within emerging markets equities and U.S. large cap equities dragged on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Cornerstone Equity Fund, Fund Shares - $30,768	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Equity Composite Index - $33,641
2/16	$10,000	$10,000	$10,000
2/17	$12,289	$12,208	$12,282
2/18	$14,390	$14,502	$14,329
2/19	$13,977	$14,380	$14,445
2/20	$13,963	$14,939	$14,972
2/21	$17,672	$19,458	$19,494
2/22	$19,118	$20,977	$21,136
2/23	$17,670	$19,244	$19,560
2/24	$21,367	$23,698	$23,584
2/25	$24,245	$27,268	$26,920
2/26	$30,768	$33,863	$33,641

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.90%Footnote Reference	11.73%	11.89%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Equity Composite Index	24.96%	11.53%	12.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 330,491,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$330,491
Number of Holdings	19
Investment Advisory Fees	$-
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	18.3%
Victory International Fund, Institutional Shares	10.6%
VictoryShares WestEnd U.S. Sector ETF	8.8%
Victory Pioneer International Equity Fund, Class Y	8.2%
VictoryShares International Value Momentum ETF	8.0%
Victory Nasdaq-100 Index Fund, Class R6	7.8%
VictoryShares Free Cash Flow ETF	6.4%
VictoryShares Free Cash Flow Growth ETF	6.3%
VictoryShares Emerging Markets Value Momentum ETF	5.9%
VictoryShares US Value Momentum ETF	5.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	53.6%
Affiliated Equity Exchange-Traded Funds	45.9%

C000034874
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderate Fund
Class Name	Fund Shares
Trading Symbol	USBSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Cornerstone Moderate Fund, Fund Shares - $19,391	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Moderate Composite Index - $21,358
2/16	$10,000	$10,000	$10,000
2/17	$11,204	$12,208	$11,290
2/18	$12,174	$14,502	$12,296
2/19	$12,161	$14,380	$12,564
2/20	$12,721	$14,939	$13,516
2/21	$14,488	$19,458	$15,728
2/22	$15,033	$20,977	$16,178
2/23	$13,892	$19,244	$14,887
2/24	$15,356	$23,698	$16,743
2/25	$16,592	$27,268	$18,464
2/26	$19,391	$33,863	$21,358

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	16.79%Footnote Reference	6.00%	6.85%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Moderate Composite Index	15.68%	6.31%	7.88%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,240,373,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 6,875,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,240,373
Number of Holdings	163
Investment Advisory Fees	$6,875
Portfolio Turnover	74%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	17.6%
VictoryShares Core Plus Bond ETF	11.5%
iShares Core U.S. Aggregate Bond ETF	4.3%
Vanguard Total Bond Market ETF	3.2%
VictoryShares Free Cash Flow Growth ETF	3.1%
iShares Core S&P Small-Cap ETF	3.1%
Schwab Fundamental International Equity ETF	2.9%
Vanguard Total Stock Market ETF	2.8%
Vanguard FTSE Developed Markets ETF	2.8%
VictoryShares International Free Cash Flow ETF	2.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	40.2%
Affiliated Fixed-Income Exchange-Traded Funds	31.5%
Affiliated Equity Exchange-Traded Funds	8.1%
Common Stocks	19.9%

C000034896
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Aggressive Fund
Class Name	Fund Shares
Trading Symbol	USCRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Cornerstone Moderately Aggressive Fund, Fund Shares - $20,917	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Moderately Aggressive Composite Index - $23,466
2/16	$10,000	$10,000	$10,000
2/17	$11,325	$12,208	$11,487
2/18	$12,465	$14,502	$12,684
2/19	$12,386	$14,380	$12,927
2/20	$12,791	$14,939	$13,797
2/21	$14,891	$19,458	$16,435
2/22	$15,591	$20,977	$17,100
2/23	$14,470	$19,244	$15,761
2/24	$16,217	$23,698	$17,966
2/25	$17,612	$27,268	$19,951
2/26	$20,917	$33,863	$23,466

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	18.81%Footnote Reference	7.03%	7.66%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Moderately Aggressive Composite Index	17.62%	7.38%	8.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,004,398,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 16,517,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$3,004,398
Number of Holdings	406
Investment Advisory Fees	$16,517
Portfolio Turnover	79%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	13.4%
VictoryShares Core Plus Bond ETF	10.3%
Vanguard FTSE Developed Markets ETF	4.2%
Schwab Fundamental International Equity ETF	3.5%
VictoryShares Free Cash Flow Growth ETF	3.4%
VictoryShares International Free Cash Flow Growth ETF	3.1%
iShares Core U.S. Aggregate Bond ETF	3.0%
Vanguard Total Stock Market ETF	3.0%
VictoryShares International Free Cash Flow ETF	2.5%
iShares Core Universal USD Bond ETF	2.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	37.8%
Affiliated Fixed-Income Exchange-Traded Funds	25.4%
Affiliated Equity Exchange-Traded Funds	9.9%
Common Stocks	26.6%

C000114651
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Conservative Fund
Class Name	Fund Shares
Trading Symbol	UCMCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Cornerstone Moderately Conservative Fund, Fund Shares - $17,440	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,703	Cornerstone Moderately Conservative Composite Index - $19,277
2/16	$10,000	$10,000	$10,000
2/17	$11,031	$10,320	$11,088
2/18	$11,803	$10,420	$11,885
2/19	$11,805	$10,753	$12,177
2/20	$12,453	$11,964	$13,186
2/21	$13,887	$12,219	$14,952
2/22	$14,236	$11,885	$15,227
2/23	$13,133	$10,780	$13,985
2/24	$14,127	$11,217	$15,479
2/25	$15,106	$11,924	$16,947
2/26	$17,440	$12,703	$19,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	15.45%Footnote Reference	4.66%	5.72%
Bloomberg U.S. Universal Index	6.53%	0.78%	2.42%
Cornerstone Moderately Conservative Composite Index	13.75%	5.21%	6.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 195,552,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 913,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$195,552
Number of Holdings	111
Investment Advisory Fees	$913
Portfolio Turnover	72%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	19.8%
VictoryShares Core Plus Bond ETF	18.5%
iShares Core U.S. Aggregate Bond ETF	6.1%
iShares Core Universal USD Bond ETF	4.0%
iShares Core S&P 500 ETF	3.9%
VictoryShares Short-Term Bond ETF	3.2%
VictoryShares Free Cash Flow Growth ETF	3.0%
Schwab Fundamental International Equity ETF	2.4%
Vanguard Total Stock Market ETF	2.4%
iShares Core S&P Small-Cap ETF	1.9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Exchange-Traded Funds	41.5%
Affiliated Equity Exchange-Traded Funds	4.8%
Exchange-Traded Funds	38.3%
Common Stocks	15.0%

C000034897
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Fund Shares
Trading Symbol	USEMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$191	1.50%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight to information technology was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in financials and information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight in materials hurt relative performance as compared to the Index.

  Stock selection in Industrials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in South Africa.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Emerging Markets Fund, Fund Shares - $27,808	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI Emerging Markets Index - $27,599	Lipper Emerging Market Funds Index - $28,036
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$12,902	$12,208	$12,946	$12,990
2/18	$16,284	$14,502	$16,895	$16,617
2/19	$14,283	$14,380	$15,225	$14,963
2/20	$14,322	$14,939	$14,938	$14,978
2/21	$19,249	$19,458	$20,323	$20,806
2/22	$17,417	$20,977	$18,151	$18,219
2/23	$14,865	$19,244	$15,377	$15,696
2/24	$17,121	$23,698	$16,720	$17,376
2/25	$18,046	$27,268	$18,404	$18,618
2/26	$27,808	$33,863	$27,599	$28,036

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	54.10%Footnote Reference	7.63%	10.77%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI Emerging Markets Index	49.96%	6.31%	10.68%
Lipper Emerging Market Funds Index	50.58%	6.15%	10.86%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 743,283,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 6,131,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$743,283
Number of Holdings	262
Investment Advisory Fees	$6,131
Portfolio Turnover	84%

C000066846
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	UIEMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$168	1.32%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight to information technology was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in financials and information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight in materials hurt relative performance as compared to the Index.

  Stock selection in Industrials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in South Africa.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Emerging Markets Fund Institutional Shares - $2,835,209	MSCI All Country World Index (regulatory broad based index) - $3,386,321	MSCI Emerging Markets Index - $2,759,861	Lipper Emerging Market Funds Index - $2,803,613
2/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/17	$1,292,658	$1,220,780	$1,294,570	$1,298,961
2/18	$1,634,655	$1,450,175	$1,689,534	$1,661,735
2/19	$1,437,077	$1,438,009	$1,522,481	$1,496,346
2/20	$1,443,758	$1,493,888	$1,493,823	$1,497,799
2/21	$1,944,835	$1,945,751	$2,032,294	$2,080,561
2/22	$1,762,913	$2,097,672	$1,815,138	$1,821,858
2/23	$1,506,884	$1,924,389	$1,537,687	$1,569,555
2/24	$1,738,715	$2,369,849	$1,671,976	$1,737,575
2/25	$1,836,337	$2,726,775	$1,840,378	$1,861,844
2/26	$2,835,209	$3,386,321	$2,759,861	$2,803,613

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	54.39%Footnote Reference	7.83%	10.98%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI Emerging Markets Index	49.96%	6.31%	10.68%
Lipper Emerging Market Funds Index	50.58%	6.15%	10.86%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 743,283,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 6,131,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$743,283
Number of Holdings	262
Investment Advisory Fees	$6,131
Portfolio Turnover	84%

C000158652
Shareholder Report [Line Items]
Fund Name	Victory Global Equity Income Fund
Class Name	Fund Shares
Trading Symbol	UGEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$119	1.02%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight to materials was a contributor to relative performance as compared to the MSCI World High Dividend Yield Index (the “Index”).

  Stock selection in financials was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Overweight to information technology hurt relative performance.

  Underweight in health care was a detractor to performance relative to the Index.

  At the country level, an underweight position in Switzerland was a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Global Equity Income Fund, Fund Shares - $31,872	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI World High Dividend Yield Index - $25,827	Lipper Global Equity Income Funds Index - $26,774
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$11,821	$12,208	$11,742	$11,593
2/18	$13,118	$14,502	$13,094	$12,986
2/19	$13,254	$14,380	$13,377	$12,999
2/20	$13,355	$14,939	$13,363	$13,170
2/21	$15,822	$19,458	$15,112	$15,245
2/22	$18,339	$20,977	$17,159	$16,896
2/23	$17,455	$19,244	$16,579	$16,252
2/24	$20,792	$23,698	$18,455	$18,463
2/25	$23,834	$27,268	$20,995	$21,153
2/26	$31,872	$33,863	$25,827	$26,774

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	33.73%Footnote Reference	15.03%Footnote Reference	12.29%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI World High Dividend Yield Index	23.02%	11.31%	9.95%
Lipper Global Equity Income Funds Index	26.57%	11.92%	10.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 79,760,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 356,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$79,760
Number of Holdings	128
Investment Advisory Fees	$356
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Communication Services	2.6%
Consumer Discretionary	3.2%
Utilities	6.3%
Energy	8.0%
Materials	9.7%
Consumer Staples	10.1%
Health Care	11.5%
Industrials	13.8%
Information Technology	13.9%
Financials	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Fujikura Ltd.	2.4%
Apple, Inc.	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Cisco Systems, Inc.	1.8%
Engie SA	1.7%
HSBC Holdings PLC	1.7%
Novartis AG, Registered Shares	1.6%
Applied Materials, Inc.	1.6%
Kinross Gold Corp.	1.6%
Canadian Imperial Bank of Commerce	1.6%

C000175754
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Class R6
Trading Symbol	URGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 20 years and beyond rose slightly.

Top contributors to performance:

  An overweight allocation to agency mortgage-backed securities (“MBS”) benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 20-year and 30-year mortgage pools contributed the most to performance relative to the Index.

  An underweight allocation to treasury securities also benefited performance relative to the Index.

Top detractors from performance:

  Curve positioning of the Fund’s treasury securities relative to the Index detracted from performance.

  Within MBS, 15-year mortgage pools detracted from performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Government Securities Fund Class R6 - $12,217	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,156	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,864	Lipper Intermediate U.S. Government Funds Index - $11,580
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
2/17	$10,044	$10,140	$10,074	$10,072
2/18	$10,017	$10,191	$10,049	$10,012
2/19	$10,342	$10,514	$10,381	$10,303
2/20	$11,170	$11,743	$11,189	$11,268
2/21	$11,385	$11,905	$11,358	$11,403
2/22	$11,193	$11,590	$11,064	$11,137
2/23	$10,500	$10,464	$10,227	$10,111
2/24	$10,829	$10,812	$10,535	$10,357
2/25	$11,471	$11,440	$11,148	$10,917
2/26	$12,217	$12,156	$11,864	$11,580

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	6.50%	1.42%	2.19%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	2.13%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	6.42%	0.88%	1.87%
Lipper Intermediate U.S. Government Funds Index	6.07%	0.31%	1.60%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,210,869,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 1,894,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,210,869
Number of Holdings	470
Investment Advisory Fees	$1,894
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	48.8%
U.S. Treasury Obligations	31.2%
Collateralized Mortgage Obligations	15.5%
OtherFootnote Reference**	4.6%

C000034899
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Fund Shares
Trading Symbol	USGNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 20 years and beyond rose slightly.

Top contributors to performance:

  An overweight allocation to agency mortgage-backed securities (“MBS”) benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 20-year and 30-year mortgage pools contributed the most to performance relative to the Index.

  An underweight allocation to treasury securities also benefited performance relative to the Index.

Top detractors from performance:

  Curve positioning of the Fund’s treasury securities relative to the Index detracted from performance.

  Within MBS, 15-year mortgage pools detracted from performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Government Securities Fund, Fund Shares - $11,962	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,158	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,767	Lipper Intermediate U.S. Government Funds Index - $11,445
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$9,991	$10,142	$9,992	$9,955
2/18	$9,940	$10,193	$9,966	$9,895
2/19	$10,261	$10,516	$10,296	$10,183
2/20	$11,072	$11,744	$11,097	$11,137
2/21	$11,276	$11,907	$11,265	$11,270
2/22	$11,036	$11,592	$10,973	$11,007
2/23	$10,334	$10,465	$10,143	$9,993
2/24	$10,640	$10,813	$10,448	$10,237
2/25	$11,241	$11,441	$11,056	$10,790
2/26	$11,962	$12,158	$11,767	$11,445

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	6.42%	1.19%	1.81%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	6.42%	0.88%	1.64%
Lipper Intermediate U.S. Government Funds Index	6.07%	0.31%	1.36%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,210,869,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 1,894,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,210,869
Number of Holdings	470
Investment Advisory Fees	$1,894
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	48.8%
U.S. Treasury Obligations	31.2%
Collateralized Mortgage Obligations	15.5%
OtherFootnote Reference**	4.6%

C000159210
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Institutional Shares
Trading Symbol	UIGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 20 years and beyond rose slightly.

Top contributors to performance:

  An overweight allocation to agency mortgage-backed securities (“MBS”) benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 20-year and 30-year mortgage pools contributed the most to performance relative to the Index.

  An underweight allocation to treasury securities also benefited performance relative to the Index.

Top detractors from performance:

  Curve positioning of the Fund’s treasury securities relative to the Index detracted from performance.

  Within MBS, 15-year mortgage pools detracted from performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Government Securities Fund Institutional Shares - $1,206,820	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,215,756	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $1,176,650	Lipper Intermediate U.S. Government Funds Index - $1,144,522
2/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/17	$999,833	$1,014,152	$999,162	$995,489
2/18	$996,772	$1,019,275	$996,646	$989,491
2/19	$1,028,795	$1,051,584	$1,029,581	$1,018,288
2/20	$1,110,859	$1,174,438	$1,109,740	$1,113,701
2/21	$1,132,211	$1,190,686	$1,126,476	$1,127,039
2/22	$1,108,792	$1,159,202	$1,097,263	$1,100,705
2/23	$1,039,306	$1,046,507	$1,014,254	$999,293
2/24	$1,071,337	$1,081,323	$1,044,808	$1,023,677
2/25	$1,133,038	$1,144,129	$1,105,614	$1,079,003
2/26	$1,206,820	$1,215,756	$1,176,650	$1,144,522

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	6.51%	1.28%	1.90%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	6.42%	0.88%	1.64%
Lipper Intermediate U.S. Government Funds Index	6.07%	0.31%	1.36%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,210,869,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 1,894,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,210,869
Number of Holdings	470
Investment Advisory Fees	$1,894
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	48.8%
U.S. Treasury Obligations	31.2%
Collateralized Mortgage Obligations	15.5%
OtherFootnote Reference**	4.6%

C000220607
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class A
Trading Symbol	UGTAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth and Tax Strategy Fund Class A @ NAV - $15,865	Victory Growth and Tax Strategy Fund Class A @ MOP - $15,511	S&P 500® Index (regulatory broad based index) - $24,499	Bloomberg Municipal Bond Index - $10,966	Composite Index - $16,457	Lipper Composite Index - $16,107
6/20Footnote Reference*	$10,000	$9,777	$10,000	$10,000	$10,000	$10,000
2/21	$11,403	$11,148	$12,619	$10,210	$11,291	$11,370
2/22	$12,278	$12,004	$14,687	$10,142	$12,164	$12,097
2/23	$11,113	$10,865	$13,557	$9,625	$11,433	$11,281
2/24	$13,035	$12,744	$17,686	$10,147	$13,423	$13,293
2/25	$14,442	$14,120	$20,941	$10,447	$14,835	$14,617
2/26	$15,865	$15,511	$24,499	$10,966	$16,457	$16,107

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	9.85%	6.83%	8.48%
Class A @ MOP	7.37%	6.34%	8.05%
S&P 500® Index	16.99%	14.19%	17.13%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Composite Index	10.93%	7.83%	9.19%
Lipper Composite Index	10.19%	7.21%	8.77%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 894,486,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 2,494,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

C000220605
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class C
Trading Symbol	UGTCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$164	1.57%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth and Tax Strategy Fund Class C @ NAV - $15,203	Victory Growth and Tax Strategy Fund Class C @ CDSC - $15,203	S&P 500® Index (regulatory broad based index) - $24,499	Bloomberg Municipal Bond Index - $10,966	Composite Index - $16,457	Lipper Composite Index - $16,107
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2/21	$11,342	$11,342	$12,619	$10,210	$11,291	$11,370
2/22	$12,123	$12,123	$14,687	$10,142	$12,164	$12,097
2/23	$10,898	$10,898	$13,557	$9,625	$11,433	$11,281
2/24	$12,681	$12,681	$17,686	$10,147	$13,423	$13,293
2/25	$13,949	$13,949	$20,941	$10,447	$14,835	$14,617
2/26	$15,203	$15,203	$24,499	$10,966	$16,457	$16,107

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	9.00%	6.03%	7.67%
Class C @ CDSC	8.00%	6.03%	7.67%
S&P 500® Index	16.99%	14.19%	17.13%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Composite Index	10.93%	7.83%	9.19%
Lipper Composite Index	10.19%	7.21%	8.77%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 894,486,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 2,494,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

C000034866
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Fund Shares
Trading Symbol	USBLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth and Tax Strategy Fund, Fund Shares - $22,241	S&P 500® Index (regulatory broad based index) - $42,249	Bloomberg Municipal Bond Index - $12,713	Composite Index - $23,741	Lipper Composite Index - $22,596
2/16	$10,000	$10,000	$10,000	$10,000	$10,000
2/17	$11,077	$12,498	$10,025	$11,211	$11,213
2/18	$12,154	$14,635	$10,276	$12,296	$12,284
2/19	$12,606	$15,320	$10,701	$12,876	$12,782
2/20	$13,809	$16,575	$11,713	$14,057	$13,877
2/21	$15,733	$21,761	$11,837	$16,288	$15,951
2/22	$16,991	$25,327	$11,759	$17,547	$16,971
2/23	$15,435	$23,379	$11,159	$16,493	$15,826
2/24	$18,163	$30,499	$11,764	$19,363	$18,649
2/25	$20,188	$36,112	$12,112	$21,401	$20,506
2/26	$22,241	$42,249	$12,713	$23,741	$22,596

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	10.17%	7.17%	8.32%
S&P 500® Index	16.99%	14.19%	15.50%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Composite Index	10.93%	7.83%	9.03%
Lipper Composite Index	10.19%	7.21%	8.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 894,486,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 2,494,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

C000220606
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Institutional Shares
Trading Symbol	UGTIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Growth and Tax Strategy Fund Institutional Shares - $1,612,348	S&P 500® Index (regulatory broad based index) - $2,449,934	Bloomberg Municipal Bond Index - $1,096,557	Composite Index - $1,645,734	Lipper Composite Index - $1,610,721
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,141,867	$1,261,885	$1,020,951	$1,129,113	$1,137,029
2/22	$1,233,474	$1,468,696	$1,014,217	$1,216,361	$1,209,708
2/23	$1,119,916	$1,355,731	$962,513	$1,143,306	$1,128,118
2/24	$1,317,355	$1,768,585	$1,014,664	$1,342,251	$1,329,318
2/25	$1,463,871	$2,094,114	$1,044,707	$1,483,547	$1,461,735
2/26	$1,612,348	$2,449,934	$1,096,557	$1,645,734	$1,610,721

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	10.14%	7.14%	8.79%
S&P 500® Index	16.99%	14.19%	17.13%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Composite Index	10.93%	7.83%	9.19%
Lipper Composite Index	10.19%	7.21%	8.77%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 894,486,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 2,494,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

C000204424
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Class R6
Trading Symbol	URITX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$103	0.86%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology contributed to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to industrials hurt relative performance as compared to the Index.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Germany.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory International Fund Class R6 - $20,699	MSCI EAFE Index (regulatory broad based index) - $19,951	Lipper International Funds Index - $20,040
8/18Footnote Reference*	$10,000	$10,000	$10,000
2/19	$9,782	$9,819	$9,733
2/20	$9,729	$9,764	$9,878
2/21	$11,657	$11,956	$12,516
2/22	$12,342	$12,294	$12,636
2/23	$11,798	$11,908	$11,977
2/24	$13,495	$13,624	$13,694
2/25	$14,769	$14,818	$15,102
2/26	$20,699	$19,951	$20,040

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class R6	40.15%Footnote Reference	12.17%	10.14%
MSCI EAFE Index	34.63%	10.78%	9.60%
Lipper International Funds Index	32.69%	9.87%	9.67%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,661,886,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 19,094,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,661,886
Number of Holdings	407
Investment Advisory Fees	$19,094
Portfolio Turnover	42%

C000034872
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Fund Shares
Trading Symbol	USIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$128	1.07%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology contributed to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to industrials hurt relative performance as compared to the Index.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Germany.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory International Fund, Fund Shares - $27,558	MSCI EAFE Index (regulatory broad based index) - $26,545	Lipper International Funds Index - $26,899
2/16	$10,000	$10,000	$10,000
2/17	$11,710	$11,575	$11,551
2/18	$14,322	$13,905	$14,007
2/19	$13,439	$13,065	$13,065
2/20	$13,332	$12,991	$13,259
2/21	$15,945	$15,908	$16,800
2/22	$16,605	$16,358	$16,961
2/23	$15,806	$15,844	$16,077
2/24	$18,041	$18,127	$18,381
2/25	$19,699	$19,717	$20,272
2/26	$27,558	$26,545	$26,899

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	39.90%Footnote Reference	11.56%	10.67%
MSCI EAFE Index	34.63%	10.78%	10.26%
Lipper International Funds Index	32.69%	9.87%	10.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,661,886,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 19,094,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,661,886
Number of Holdings	407
Investment Advisory Fees	$19,094
Portfolio Turnover	42%

C000066841
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Institutional Shares
Trading Symbol	UIIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$120	1.00%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology contributed to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to industrials hurt relative performance as compared to the Index.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Germany.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory International Fund Institutional Shares - $2,777,585	MSCI EAFE Index (regulatory broad based index) - $2,654,505	Lipper International Funds Index - $2,689,875
2/16	$1,000,000	$1,000,000	$1,000,000
2/17	$1,172,797	$1,157,541	$1,155,147
2/18	$1,434,961	$1,390,520	$1,400,714
2/19	$1,348,008	$1,306,507	$1,306,461
2/20	$1,337,991	$1,299,069	$1,325,929
2/21	$1,601,667	$1,590,787	$1,679,998
2/22	$1,669,053	$1,635,778	$1,696,065
2/23	$1,589,909	$1,584,355	$1,607,695
2/24	$1,815,524	$1,812,678	$1,838,138
2/25	$1,983,773	$1,971,653	$2,027,155
2/26	$2,777,585	$2,654,505	$2,689,875

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	40.01%Footnote Reference	11.64%	10.76%
MSCI EAFE Index	34.63%	10.78%	10.26%
Lipper International Funds Index	32.69%	9.87%	10.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,661,886,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 19,094,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,661,886
Number of Holdings	407
Investment Advisory Fees	$19,094
Portfolio Turnover	42%

C000034877
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Fund Shares
Trading Symbol	USNYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the lease and special tax sectors.

  Underweight allocation to the special tax sector.

Top detractors from performance:

  Security selection in the education and housing sectors.

  Security selection in the AA and BBB rating categories.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 106,348,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 466,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$106,348
Number of Holdings	100
Investment Advisory Fees	$466
Portfolio Turnover	8%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Housing	4.0%
Water	4.4%
Airport	4.8%
Nursing Homes	6.5%
Multifamily Housing	6.6%
Transportation	8.1%
Education	12.7%
Medical	13.2%
Higher Education	15.7%
General Obligation	17.1%

C000220622
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Institutional Shares
Trading Symbol	UNYIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the lease and special tax sectors.

  Underweight allocation to the special tax sector.

Top detractors from performance:

  Security selection in the education and housing sectors.

  Security selection in the AA and BBB rating categories.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 106,348,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 466,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$106,348
Number of Holdings	100
Investment Advisory Fees	$466
Portfolio Turnover	8%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Housing	4.0%
Water	4.4%
Airport	4.8%
Nursing Homes	6.5%
Multifamily Housing	6.6%
Transportation	8.1%
Education	12.7%
Medical	13.2%
Higher Education	15.7%
General Obligation	17.1%

C000220623
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Class A
Trading Symbol	UPMMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$262	1.35%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Owning Agnico Eagle Mines Ltd. was a top contributor to absolute performance.

  Slight underweight to gold miners in China was a contributor to relative performance.

  Stock selection in China was also a contributor.

Top detractors from performance:

  Owning Royal Gold, Inc. was a detractor to relative performance.

  Selection of gold miners in the United States was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Precious Metals and Minerals Fund Class A @ NAV - $60,840	Victory Precious Metals and Minerals Fund Class A @ MOP - $57,341	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI ACWI Select Gold Miners Investable Market Index - $69,174	Lipper Precious Metals Equity Funds Index - $62,029
2/16	$10,000	$9,425	$10,000	$10,000	$10,000
2/17	$12,237	$11,533	$12,208	$11,764	$12,594
2/18	$11,228	$10,582	$14,502	$10,742	$11,462
2/19	$11,617	$10,949	$14,380	$11,031	$11,621
2/20	$13,810	$13,016	$14,939	$14,021	$13,730
2/21	$16,522	$15,572	$19,458	$16,754	$16,846
2/22	$18,020	$16,984	$20,977	$18,628	$18,515
2/23	$14,512	$13,677	$19,244	$14,446	$14,809
2/24	$13,757	$12,966	$23,698	$14,374	$13,936
2/25	$21,063	$19,851	$27,268	$22,772	$21,303
2/26	$60,840	$57,341	$33,863	$69,174	$62,029

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	188.85%Footnote Reference	29.78%Footnote Reference	19.79%Footnote Reference
Class A @ MOP	172.21%	28.25%	19.08%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI ACWI Select Gold Miners Investable Market Index	203.77%	32.79%	21.34%
Lipper Precious Metals Equity Funds Index	191.17%	29.78%	20.02%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,546,820,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 7,136,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,546,820
Number of Holdings	38
Investment Advisory Fees	$7,136
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Agnico Eagle Mines Ltd.	12.7%
Gold Fields Ltd., ADR	8.1%
Kinross Gold Corp.	7.4%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	7.1%
Newmont Corp.	7.0%
Barrick Mining Corp.	5.3%
DPM Metals, Inc.	4.8%
Torex Gold Resources, Inc.	4.0%
Royal Gold, Inc.	3.7%
Wheaton Precious Metals Corp.	3.6%

Top CountriesFootnote Reference^,Footnote Reference* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Canada	53.4%
United States	11.8%
South Africa	11.5%
Australia	9.9%
United Kingdom	9.9%
OtherFootnote Reference**	3.4%

C000034879
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Fund Shares
Trading Symbol	USAGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$203	1.04%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Owning Agnico Eagle Mines Ltd. was a top contributor to absolute performance.

  Slight underweight to gold miners in China was a contributor to relative performance.

  Stock selection in China was also a contributor.

Top detractors from performance:

  Owning Royal Gold, Inc. was a detractor to relative performance.

  Selection of gold miners in the United States was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Precious Metals and Minerals Fund, Fund Shares - $61,690	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI ACWI Select Gold Miners Investable Market Index - $69,174	Lipper Precious Metals Equity Funds Index - $62,029
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$12,234	$12,208	$11,764	$12,594
2/18	$11,233	$14,502	$10,742	$11,462
2/19	$11,637	$14,380	$11,031	$11,621
2/20	$13,840	$14,939	$14,021	$13,730
2/21	$16,591	$19,458	$16,754	$16,846
2/22	$18,124	$20,977	$18,628	$18,515
2/23	$14,620	$19,244	$14,446	$14,809
2/24	$13,884	$23,698	$14,374	$13,936
2/25	$21,296	$27,268	$22,772	$21,303
2/26	$61,690	$33,863	$69,174	$62,029

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	189.68%Footnote Reference	30.04%Footnote Reference	19.96%Footnote Reference
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI ACWI Select Gold Miners Investable Market Index	203.77%	32.79%	21.34%
Lipper Precious Metals Equity Funds Index	191.17%	29.78%	20.02%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,546,820,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 7,136,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,546,820
Number of Holdings	38
Investment Advisory Fees	$7,136
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Agnico Eagle Mines Ltd.	12.7%
Gold Fields Ltd., ADR	8.1%
Kinross Gold Corp.	7.4%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	7.1%
Newmont Corp.	7.0%
Barrick Mining Corp.	5.3%
DPM Metals, Inc.	4.8%
Torex Gold Resources, Inc.	4.0%
Royal Gold, Inc.	3.7%
Wheaton Precious Metals Corp.	3.6%

Top CountriesFootnote Reference^,Footnote Reference* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Canada	53.4%
United States	11.8%
South Africa	11.5%
Australia	9.9%
United Kingdom	9.9%
OtherFootnote Reference**	3.4%

C000066842
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Institutional Shares
Trading Symbol	UIPMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$197	1.01%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Owning Agnico Eagle Mines Ltd. was a top contributor to absolute performance.

  Slight underweight to gold miners in China was a contributor to relative performance.

  Stock selection in China was also a contributor.

Top detractors from performance:

  Owning Royal Gold, Inc. was a detractor to relative performance.

  Selection of gold miners in the United States was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Precious Metals and Minerals Fund Institutional Shares - $6,301,606	MSCI All Country World Index (regulatory broad based index) - $3,386,321	MSCI ACWI Select Gold Miners Investable Market Index - $6,917,431	Lipper Precious Metals Equity Funds Index - $6,202,899
2/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/17	$1,226,087	$1,220,780	$1,176,446	$1,259,435
2/18	$1,131,353	$1,450,175	$1,074,177	$1,146,171
2/19	$1,175,987	$1,438,009	$1,103,055	$1,162,051
2/20	$1,402,804	$1,493,888	$1,402,058	$1,373,033
2/21	$1,683,464	$1,945,751	$1,675,364	$1,684,603
2/22	$1,842,286	$2,097,672	$1,862,757	$1,851,533
2/23	$1,488,232	$1,924,389	$1,444,637	$1,480,939
2/24	$1,416,279	$2,369,849	$1,437,361	$1,393,648
2/25	$2,174,113	$2,726,775	$2,277,173	$2,130,339
2/26	$6,301,606	$3,386,321	$6,917,431	$6,202,899

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	189.85%Footnote Reference	30.21%Footnote Reference	20.21%Footnote Reference
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI ACWI Select Gold Miners Investable Market Index	203.77%	32.79%	21.34%
Lipper Precious Metals Equity Funds Index	191.17%	29.78%	20.02%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,546,820,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 7,136,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,546,820
Number of Holdings	38
Investment Advisory Fees	$7,136
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Agnico Eagle Mines Ltd.	12.7%
Gold Fields Ltd., ADR	8.1%
Kinross Gold Corp.	7.4%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	7.1%
Newmont Corp.	7.0%
Barrick Mining Corp.	5.3%
DPM Metals, Inc.	4.8%
Torex Gold Resources, Inc.	4.0%
Royal Gold, Inc.	3.7%
Wheaton Precious Metals Corp.	3.6%

Top CountriesFootnote Reference^,Footnote Reference* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Canada	53.4%
United States	11.8%
South Africa	11.5%
Australia	9.9%
United Kingdom	9.9%
OtherFootnote Reference**	3.4%

C000220633
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Class A
Trading Symbol	USWGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  A slight underweight to communication services was a contributor to relative performance.

  Country level contributor to relative performance was stock selection in the United States.

Top detractors from performance:

  An overweight to health care hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Japan.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sustainable World Fund Class A @ NAV - $32,676	Victory Sustainable World Fund Class A @ MOP - $30,793	MSCI All Country World Index (regulatory broad based index) - $33,863	Lipper Global Funds Index - $30,411
2/16	$10,000	$9,424	$10,000	$10,000
2/17	$11,870	$11,186	$12,208	$12,268
2/18	$13,865	$13,067	$14,502	$14,400
2/19	$14,000	$13,193	$14,380	$14,102
2/20	$14,943	$14,082	$14,939	$14,494
2/21	$19,064	$17,965	$19,458	$19,381
2/22	$20,408	$19,232	$20,977	$19,890
2/23	$18,606	$17,534	$19,244	$18,249
2/24	$23,306	$21,963	$23,698	$22,389
2/25	$26,374	$24,855	$27,268	$25,292
2/26	$32,676	$30,793	$33,863	$30,411

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	23.89%Footnote Reference	11.38%	12.57%
Class A @ MOP	16.77%	10.07%	11.90%
MSCI All Country World Index	24.19%	11.72%	12.97%
Lipper Global Funds Index	20.24%	9.43%	11.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,594,550,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 11,226,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,594,550
Number of Holdings	334
Investment Advisory Fees	$11,226
Portfolio Turnover	50%

C000034893
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Fund Shares
Trading Symbol	USAWX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  A slight underweight to communication services was a contributor to relative performance.

  Country level contributor to relative performance was stock selection in the United States.

Top detractors from performance:

  An overweight to health care hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Japan.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sustainable World Fund, Fund Shares - $33,579	MSCI All Country World Index (regulatory broad based index) - $33,863	Lipper Global Funds Index - $30,411
2/16	$10,000	$10,000	$10,000
2/17	$11,893	$12,208	$12,268
2/18	$13,937	$14,502	$14,400
2/19	$14,110	$14,380	$14,102
2/20	$15,104	$14,939	$14,494
2/21	$19,316	$19,458	$19,381
2/22	$20,730	$20,977	$19,890
2/23	$18,953	$19,244	$18,249
2/24	$23,803	$23,698	$22,389
2/25	$27,007	$27,268	$25,292
2/26	$33,579	$33,863	$30,411

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	24.29%Footnote Reference	11.69%	12.88%
MSCI All Country World Index	24.19%	11.72%	12.97%
Lipper Global Funds Index	20.24%	9.43%	11.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,594,550,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 11,226,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,594,550
Number of Holdings	334
Investment Advisory Fees	$11,226
Portfolio Turnover	50%

C000159208
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Institutional Shares
Trading Symbol	UIWGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  A slight underweight to communication services was a contributor to relative performance.

  Country level contributor to relative performance was stock selection in the United States.

Top detractors from performance:

  An overweight to health care hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Japan.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sustainable World Fund Institutional Shares - $3,375,685	MSCI All Country World Index (regulatory broad based index) - $3,386,321	Lipper Global Funds Index - $3,041,137
2/16	$1,000,000	$1,000,000	$1,000,000
2/17	$1,190,341	$1,220,780	$1,226,824
2/18	$1,394,906	$1,450,175	$1,440,002
2/19	$1,412,474	$1,438,009	$1,410,237
2/20	$1,512,888	$1,493,888	$1,449,357
2/21	$1,936,749	$1,945,751	$1,938,099
2/22	$2,079,086	$2,097,672	$1,989,011
2/23	$1,902,323	$1,924,389	$1,824,934
2/24	$2,390,627	$2,369,849	$2,238,902
2/25	$2,715,083	$2,726,775	$2,529,246
2/26	$3,375,685	$3,386,321	$3,041,137

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	24.33%Footnote Reference	11.75%	12.94%
MSCI All Country World Index	24.19%	11.72%	12.97%
Lipper Global Funds Index	20.24%	9.43%	11.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,594,550,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 11,226,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,594,550
Number of Holdings	334
Investment Advisory Fees	$11,226
Portfolio Turnover	50%

C000158651
Shareholder Report [Line Items]
Fund Name	Victory Target Managed Allocation Fund
Class Name	Fund Shares
Trading Symbol	UTMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical underweight to U.S. small cap equities contributed positively to performance.

  The Fund’s tactical overweight to gold mining companies helped performance.

Top detractors to performance:

  The Fund’s tactical overweight U.S. large cap equities negatively impacted performance.

  The Fund’s tactical overweight to Switzerland and Germany also detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Target Managed Allocation Fund, Fund Shares - $24,386	MSCI All Country World Index (regulatory broad based index) - $33,863	Bloomberg U.S. Universal Index - $12,703
2/16	$10,000	$10,000	$10,000
2/17	$11,429	$12,208	$10,320
2/18	$12,367	$14,502	$10,420
2/19	$12,304	$14,380	$10,753
2/20	$13,007	$14,939	$11,964
2/21	$16,357	$19,458	$12,219
2/22	$18,108	$20,977	$11,885
2/23	$15,789	$19,244	$10,780
2/24	$18,571	$23,698	$11,217
2/25	$20,525	$27,268	$11,924
2/26	$24,386	$33,863	$12,703

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	18.81%Footnote Reference	8.31%	9.32%
MSCI All Country World Index	24.19%	11.72%	12.97%
Bloomberg U.S. Universal Index	6.53%	0.78%	2.42%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 225,909,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,870,000
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$225,909
Number of Holdings	303
Investment Advisory Fees	$1,870
Portfolio Turnover	147%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Real Estate	2.7%
Materials	4.1%
Consumer Staples	4.5%
Energy	5.7%
Health Care	6.0%
Communication Services	6.4%
Consumer Discretionary	8.8%
Industrials	10.7%
Information Technology	18.1%
Financials	18.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
iShares Core MSCI Emerging Markets ETF	4.7%
VanEck Gold Miners ETF	3.7%
NVIDIA Corp.	2.9%
Apple, Inc.	2.7%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.3%
Royal Bank of Canada	1.3%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.1%
Meta Platforms, Inc., Class A	1.0%

C000220611
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Class A
Trading Symbol	UTEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A and BBB rating categories.

  Underweight allocation to the State & Local sector.

Top detractors from performance:

  Interest rate headwinds, as the Fund is overweight bonds with maturities exceeding 15 years relative to the Fund’s benchmark (Bloomberg Municipal 1-15 Year Blend Index). These headwinds were amplified as the municipal yield curve steepened in the 1-25 year range.

  Security selection within the A and BBB rating categories detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,841,213,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 8,076,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,841,213
Number of Holdings	1,074
Investment Advisory Fees	$8,076
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Airport	4.1%
School District	4.3%
Single Family Housing	4.7%
General Obligation	6.1%
Education	6.9%
Nursing Homes	7.3%
Transportation	7.4%
Higher Education	7.8%
General	13.5%
Medical	21.9%

C000034870
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Fund Shares
Trading Symbol	USATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A and BBB rating categories.

  Underweight allocation to the State & Local sector.

Top detractors from performance:

  Interest rate headwinds, as the Fund is overweight bonds with maturities exceeding 15 years relative to the Fund’s benchmark (Bloomberg Municipal 1-15 Year Blend Index). These headwinds were amplified as the municipal yield curve steepened in the 1-25 year range.

  Security selection within the A and BBB rating categories detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,841,213,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 8,076,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,841,213
Number of Holdings	1,074
Investment Advisory Fees	$8,076
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Airport	4.1%
School District	4.3%
Single Family Housing	4.7%
General Obligation	6.1%
Education	6.9%
Nursing Homes	7.3%
Transportation	7.4%
Higher Education	7.8%
General	13.5%
Medical	21.9%

C000220612
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Institutional Shares
Trading Symbol	UITIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A and BBB rating categories.

  Underweight allocation to the State & Local sector.

Top detractors from performance:

  Interest rate headwinds, as the Fund is overweight bonds with maturities exceeding 15 years relative to the Fund’s benchmark (Bloomberg Municipal 1-15 Year Blend Index). These headwinds were amplified as the municipal yield curve steepened in the 1-25 year range.

  Security selection within the A and BBB rating categories detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,841,213,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 8,076,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,841,213
Number of Holdings	1,074
Investment Advisory Fees	$8,076
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Airport	4.1%
School District	4.3%
Single Family Housing	4.7%
General Obligation	6.1%
Education	6.9%
Nursing Homes	7.3%
Transportation	7.4%
Higher Education	7.8%
General	13.5%
Medical	21.9%

C000220616
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Class A
Trading Symbol	UTELX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A rating category.

  Security selection in the state & local sector.

  Security selection in the AA rating category.

Top detractors from performance:

  Security selection in the BBB rating category.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,620,199,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 4,241,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,620,199
Number of Holdings	548
Investment Advisory Fees	$4,241
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Pollution	2.4%
Water	2.9%
Transportation	6.5%
School District	6.9%
Education	7.4%
Higher Education	9.7%
General	9.8%
Nursing Homes	10.6%
General Obligation	12.7%
Medical	20.1%

C000034873
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Fund Shares
Trading Symbol	USTEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A rating category.

  Security selection in the state & local sector.

  Security selection in the AA rating category.

Top detractors from performance:

  Security selection in the BBB rating category.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,620,199,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 4,241,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,620,199
Number of Holdings	548
Investment Advisory Fees	$4,241
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Pollution	2.4%
Water	2.9%
Transportation	6.5%
School District	6.9%
Education	7.4%
Higher Education	9.7%
General	9.8%
Nursing Homes	10.6%
General Obligation	12.7%
Medical	20.1%

C000220617
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Institutional Shares
Trading Symbol	ULTIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A rating category.

  Security selection in the state & local sector.

  Security selection in the AA rating category.

Top detractors from performance:

  Security selection in the BBB rating category.

  Security selection in the education and hospital sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,620,199,000
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 4,241,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,620,199
Number of Holdings	548
Investment Advisory Fees	$4,241
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Pollution	2.4%
Water	2.9%
Transportation	6.5%
School District	6.9%
Education	7.4%
Higher Education	9.7%
General	9.8%
Nursing Homes	10.6%
General Obligation	12.7%
Medical	20.1%

C000034887
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Money Market Fund
Class Name	Fund Shares
Trading Symbol	USEXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	2.09%	1.79%	1.19%

AssetsNet	$ 403,906,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,172,000
Holdings [Text Block]

Top Industries (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
General	0.4%
Nursing Homes	1.8%
Higher Education	2.5%
Education	3.7%
Transportation	4.7%
Power	6.5%
Multifamily Housing	7.7%
Pollution	9.2%
Medical	28.5%
Development	33.6%

C000220625
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Class A
Trading Symbol	UTESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to gas forward sector.

  Overweight allocation to the A and BBB rating categories and underweight to AAA.

  Interest rate effect as the Fund’s overweight to 6-10 year bonds outperformed shorter-duration bonds during the period.

Top detractors from performance:

  Security selection within the industrial development revenue and gas forward sectors.

  Security selection within the A and BBB rating categories.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 634,252,000
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 2,065,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$634,252
Number of Holdings	345
Investment Advisory Fees	$2,065
Portfolio Turnover	31%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Water	3.1%
Transportation	3.5%
Multifamily Housing	3.8%
Education	4.2%
Nursing Homes	6.5%
Development	9.9%
Pollution	10.9%
Medical	12.7%
General Obligation	16.0%
General	17.6%

C000034881
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Fund Shares
Trading Symbol	USSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to gas forward sector.

  Overweight allocation to the A and BBB rating categories and underweight to AAA.

  Interest rate effect as the Fund’s overweight to 6-10 year bonds outperformed shorter-duration bonds during the period.

Top detractors from performance:

  Security selection within the industrial development revenue and gas forward sectors.

  Security selection within the A and BBB rating categories.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 634,252,000
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 2,065,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$634,252
Number of Holdings	345
Investment Advisory Fees	$2,065
Portfolio Turnover	31%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Water	3.1%
Transportation	3.5%
Multifamily Housing	3.8%
Education	4.2%
Nursing Homes	6.5%
Development	9.9%
Pollution	10.9%
Medical	12.7%
General Obligation	16.0%
General	17.6%

C000220626
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Institutional Shares
Trading Symbol	USTIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to gas forward sector.

  Overweight allocation to the A and BBB rating categories and underweight to AAA.

  Interest rate effect as the Fund’s overweight to 6-10 year bonds outperformed shorter-duration bonds during the period.

Top detractors from performance:

  Security selection within the industrial development revenue and gas forward sectors.

  Security selection within the A and BBB rating categories.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 634,252,000
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 2,065,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$634,252
Number of Holdings	345
Investment Advisory Fees	$2,065
Portfolio Turnover	31%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Water	3.1%
Transportation	3.5%
Multifamily Housing	3.8%
Education	4.2%
Nursing Homes	6.5%
Development	9.9%
Pollution	10.9%
Medical	12.7%
General Obligation	16.0%
General	17.6%

C000034889
Shareholder Report [Line Items]
Fund Name	Victory Treasury Money Market Trust
Class Name	Fund Shares
Trading Symbol	UATXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,052,250
Number of Holdings	12
Investment Advisory Fees	$1,217
7 Day Net Yield	3.31%
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.83%	3.12%	1.96%

AssetsNet	$ 1,052,250,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,217,000
C000220631
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Class A
Trading Symbol	UVABX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the continuing care retirement center (“CCRC”) sector.

  Security selection in the A rated category.

Top detractors from performance:

  Security selection in the CCRC sector.

  Security selection in the AAA rating category.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 473,239,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 1,591,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$473,239
Number of Holdings	169
Investment Advisory Fees	$1,591
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Education	1.8%
Facilities	3.3%
Development	4.0%
Airport	4.3%
Multifamily Housing	6.5%
Higher Education	8.5%
Transportation	9.1%
General Obligation	14.5%
Nursing Homes	15.2%
Medical	19.7%

C000034891
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Fund Shares
Trading Symbol	USVAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the continuing care retirement center (“CCRC”) sector.

  Security selection in the A rated category.

Top detractors from performance:

  Security selection in the CCRC sector.

  Security selection in the AAA rating category.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 473,239,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 1,591,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$473,239
Number of Holdings	169
Investment Advisory Fees	$1,591
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Education	1.8%
Facilities	3.3%
Development	4.0%
Airport	4.3%
Multifamily Housing	6.5%
Higher Education	8.5%
Transportation	9.1%
General Obligation	14.5%
Nursing Homes	15.2%
Medical	19.7%

C000220632
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Institutional Shares
Trading Symbol	UVAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the continuing care retirement center (“CCRC”) sector.

  Security selection in the A rated category.

Top detractors from performance:

  Security selection in the CCRC sector.

  Security selection in the AAA rating category.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 473,239,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 1,591,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$473,239
Number of Holdings	169
Investment Advisory Fees	$1,591
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Education	1.8%
Facilities	3.3%
Development	4.0%
Airport	4.3%
Multifamily Housing	6.5%
Higher Education	8.5%
Transportation	9.1%
General Obligation	14.5%
Nursing Homes	15.2%
Medical	19.7%